CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net Loss Including Noncontrolling Interests	$ (196,739)	$ (292,774)	$ (69,523)
Other Comprehensive Income:
Unrealized gain (loss) on securities available for sale, net	7,999	(2,122)	0
Comprehensive Loss Including Noncontrolling Interests	(188,740)	(294,896)	(69,523)
Less: Comprehensive income (loss) attributable to noncontrolling interests	(61,459)	8,138	21,628
Comprehensive Loss Attributable to Pagaya Technologies Ltd.	$ (127,281)	$ (303,034)	$ (91,151)